Long-Term Debt - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($) CreditFacility	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 30, 2013 USD ($)
Debt Instrument [Line Items]
Senior secured credit facilities partnership | CreditFacility	2
Number of term loans | CreditFacility	2
Deferred financing fees and expenses written off			$ 1,800,000
Total long-term debt		$ 671,700,000
Total long-term debt		$ 671,690,000	$ 613,221,000
Fortaleza Knutsen and Recife Knutsen [Member]
Debt Instrument [Line Items]
Credit facility replaced by new credit facility	$ 160,000,000
Partnership's Loan Agreements [Member]
Debt Instrument [Line Items]
Long term debt interest rate description		London Interbank Offered Rate ("LIBOR") plus a fixed margin ranging from 2.125% to 2.5%
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage		2.125%
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long term debt fixed margin percentage		2.50%
77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 55,100,000
Long term debt interest rate percentage		3.85%
120 Million Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility	120,000,000
85 Million Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility	85,000,000
93 Million Loan Facility [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility	93,000,000
140 Million Loan Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility				$ 140,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Revolving credit facility established		$ 20,000,000
Senior secured credit facility	20,000,000
Term Loan A [Member]
Debt Instrument [Line Items]
Senior secured credit facility	220,000,000
Term Loan B [Member]
Debt Instrument [Line Items]
Senior secured credit facility	$ 140,000,000
Guarantee Commission [Member] | 77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		1.35%
Bank Facility Rate [Member] | 77.5 Million Loan Facility, Tranche Two [Member]
Debt Instrument [Line Items]
Long term debt interest rate percentage		2.50%